Shareholder Report, Average Annual Return (Details) ITHW_MM S-P 500 Index Fund_Administrative Class_TSR Annual {Administrative Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrative Class - without sales charge
Average Annual Return, Percent	16.96%	15.91%	14.77%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%